Share-Based Payments Stock Options (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2011 years	Dec. 25, 2010 years	Dec. 26, 2009
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Issuance of stock under equity compensation plans		$ 11.6	$ 38.5	$ 43.1
Options and SOSARs
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at the beginning of the period (in shares)		6.8
Granted (in shares)		0.7
Exercised		(0.4)
Forfeited		0
Outstanding at the end of the period (in shares)	7.1	7.1	6.8
Exercisable (in shares)		5.5
Exercisable (in shares)	5.7	5.7	5.5
Weighted-average exercise price of shares outstanding, beginning of the period (in dollars per share)		$ 37.92
Weighted-average exercise price of shares granted (in dollars per share)	$ 44.18	$ 44.18
Weighted-average exercise price of shares exercised (in dollars per share)	$ 33.87	$ 33.87
Weighted-average exercise price of shares forfeited (in dollars per share)	$ 43.46
Weighted-average exercise price of shares outstanding, end of the period (in dollars per share)	$ 38.69	$ 38.69	$ 37.92
Weighted-average exercise price of shares exercisable (in dollars per share)		$ 36.41
Weighted-average exercise price of shares exercisable (in dollars per share)	$ 37.58	$ 37.58	$ 36.41
Weighted-average remaining contractual life, outstanding (in years)		4.89
Weighted-average remaining contractual life, outstanding (in years)	4.31	4.31	4.89
Weighted-average remaining contractual life, exercisable (in years)	3.34	4.02
Weighted-average remaining contractual life, exercisable (in years)	3.34	4.02
Aggregate intrinsic value of shares outstanding (in dollars)		91.6
Aggregate intrinsic value of shares outstanding (in dollars)	43.1	43.1	91.6
Aggregate intrinsic value of shares exercisable (in dollars)		82.7
Aggregate intrinsic value of shares exercisable (in dollars)	42.6	42.6	82.7
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value		3.9	16.0	22.9
Issuance of stock under equity compensation plans		11.6	38.5	43.1
Tax Benefit from Stock Options Exercised		$ 4.5	$ 3.9	$ 21.7